STOCK-BASED COMPENSATION PLANS - Parent corporation outstanding options (Details) - Parent corporation stock option plan	12 Months Ended
	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	286,105	386,611
Exercised | Option	(80,378)	(94,506)
Cancelled | Option	(47,500)	(6,000)
Balance at end of year | Option	158,227	286,105
Vested options at end of year | Option	39,900	29,550
Balance at beginning of year (in dollars per share)	$ 63.98	$ 62.34
Exercised (in dollars per share)	60.89	56.84
Cancelled (in dollars per share)	65.54	70.56
Balance at end of year (in dollars per share)	65.08	63.98
Vested options at end of year (in dollars per share)	63.06	59.94
Cash consideration on stock options exercised	$ 2,000,000	$ 1,600,000